11. INCOME AND SOCIAL CONTRIBUTION TAXES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of income and social contribution taxes [abstract]
Schedule of income and social contribution taxes recoverable

The balances of income tax and social contribution tax refer to tax credits in the corporate income tax returns of previous years and to advance payments which will be offset against federal taxes eventually payable.

	2019	2018
Income tax	608	253
Social contribution tax	241	140
	849	393
Current	621	387
Non-current	228	6

	2019	2018
Current
Income tax	99	83
Social contribution tax	35	29
	134	112

Schedule of deferred income and social contribution taxes

The Company has deferred taxed assets from unused tax loss carryforwards, negative base for the social contribution tax, and deductible temporary differences, at the statutory rates applicable to each legal entity in Brazil of 25% (for Income tax) and 9% (for the social contribution tax), as follows:

	2019	2018
Deferred tax assets
Tax loss carryforwards	116	373
Provisions for contingencies	544	218
Impairment on investments	660	882
Fair value of derivative instruments (PUT SAAG )	164	143
Operating provisions	66	39
Provisions for profit sharing	72	25
Post-employment obligations	2,090	1,477
Estimated provision for doubtful receivables	283	279
Onerous concession	8	8
Others	25	27
Total	4,028	3,471
Deferred tax liabilities
Funding cost	(16)	(25)
Deemed cost	(232)	(239)
Acquisition costs of equity interests	(503)	(501)
Borrowing costs capitalized	(166)	(168)
Taxes on revenues not redeemed – Presumed Profit accounting method	(1)	(5)
Adjustment to expectation of cash flow – Concession assets	(761)	(804)
Adjustment to fair value: Swap/Gains	(575)	(277)
Others	(5)	(33)
Total	(2,259)	(2,052)
Total, net	1,769	1,419
Total assets	2,430	2,147
Total liabilities	(661)	(728)

Schedule of changes in deferred income and social contribution taxes

The changes in deferred income tax and social contribution tax were as follows:

Consolidated
Balance at December 31, 2016	1,215
Effects allocated to net profit from continuing operations	(198)
Effect allocated to other comprehensive income	133
Effects allocated to equity
Variations in deferred tax assets and liabilities	(14)
Balance at December 31, 2017	1,136
Effects allocated to net profit from continuing operations	(16)
Effect allocated to other comprehensive income	239
Effects allocated to Equity
First-time adoption of IFRS 9 – effects allocated to equity	51
Reversal of deemed cost	18
Transfer to assets held for sale	(3)
Variations in deferred tax assets and liabilities	(3)
Deferred taxes arising from business combination	(3)
Balance at December 31, 2018	1,419
Effect allocated to other comprehensive income	544
Effects allocated to net profit from continuing operations	(111)
Effects allocated to net profit from discontinuing operations (note 34)	(85)
Others	2
Balance at December 31, 2019	1,769

Schedule of estimated balance of deferred tax asset

The Company estimated that the balance of deferred tax asset as of December 31, 2019 will be recovered, as follows:

Consolidated
2020	659
2021	571
2022	571
2023	572
2024	571
2025 to 2027	659
2028 to 2029	425
4,028

Schedule of reconciliation of statutory on income and social contribution Ttxes

This table reconciles the statutory income tax (rate 25%) and social contribution tax (rate 9%) with the current income tax expense in the Statement of income:

	2019	2018	2017
Profit before income tax and social contribution tax	4,469	1,978	1,646
Income tax and social contribution tax – nominal expense (34%)	(1,520)	(672)	(560)
Tax effects applicable to:
Gain (loss) in subsidiaries by equity method	8	(61)	(129)
Interest on Equity	136	71	–
Gain on dilution of an equity interest	–	–	8
Non-deductible contributions and donations	(13)	(6)	(6)
Tax incentives	66	29	11
Tax credits not recognized	–	(1)	–
Effects from subsidiaries taxed based on gross revenues	89	89	81
Non-deductible penalties	(135)	(12)	(14)
Impairment of accounts receivable from related parties	(234)
Excess reactive power and demand	–	–	(2)
Others	38	(36)	(33)
Income tax and social contribution tax – effective expense	(1,565)	(599)	(644)
Current tax	(1,454)	(583)	(446)
Deferred tax	(111)	(16)	(198)
	(1,565)	(599)	(644)
Effective rate	35.03%	30.30%	39.13%